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                                             JOHN E. CONNOLLY, JR.
                                             ASSISTANT GENERAL COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

                                        September 8, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re: MetLife Insurance Company of Connecticut
         MetLife of CT Separate Account Seven for Variable Annuities File No. 811-08909

Commissioners:

Semi-Annual Reports dated June 30, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of The Travelers Separate Account Seven for Variable Annuities of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of DWS Variable Series I. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257.

The Semi-Annual Reports for certain portfolios of DWS Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-annual reports for certain series of Legg Mason Partners Variable Portfolios I, Inc., are incorporated by reference as filed on Form N-CSRSS, CIK No. 0001047909, File No. 811-08443.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Portfolios II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRSS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRSS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000716716, File No. 811-03692.

The Semi-annual reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.


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MetLife of CT Separate Account Seven for Variable Annuities
File No. 811-08909
Page 2


The Semi-Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000778536, File No. 811-04424.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

                                        Sincerely,


                                        /s/ John E. Connolly, Jr.
                                        ----------------------------------------
                                        John E. Connolly, Jr.
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company